Share-Based Payments - Model Inputs for STI Performance Rights Granted (Detail) - Short Term Incentives Performance Rights [member] - $ / shares						12 Months Ended
	Oct. 24, 2024	Jan. 31, 2024 [5]	Nov. 23, 2022	Nov. 26, 2021	[1],[2]	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022	[1],[2]
Disclosure of other equity instruments [line items]
Share price at grant date	$ 0.32		$ 0.31	$ 0.49		$ 0.295	[3]	$ 0.315	[4]	$ 0.29
Expected price volatility of the Company's shares	56.00%		75.00%	105.00%		62.00%	[3]	75.00%	[4]	75.00%
Expected dividend yield							[3]		[4]
Risk-free interest rate	4.30%		3.40%	1.39%		4.11%	[3]	3.94%	[4]	3.28%
Executive Incentive Plan [Member]
Disclosure of other equity instruments [line items]
Share price at grant date		$ 0.35				$ 0.295	[5]	$ 0.275	[6]
Expected price volatility of the Company's shares		58.00%				62.00%	[5]	60.00%	[6]
Expected dividend yield							[5]		[6]
Risk-free interest rate		3.68%				4.19%	[5]	3.40%	[6]

[1]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2022 and no option was granted during the year ended June 30, 2022.
[2]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2(IFRS 2) - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. The value will be re-assessed at each reporting date until grant date has been identified.
[3]	Director performance rights granted during the year ended June 30, 2024 have not met the definition of grant date under AASB 2(IFRS 2) - Share Based payments. Accordingly, the share-based expense recognized was using an estimate of the grant date fair value at June 30, 2024. The value will be re- assessed at the next reporting date as the grant date will be the 2024 AGM date.
[4]	Director performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 (IFRS 2) - Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re- assessed at the next reporting date as the grant date will be the 2023 AGM date.
[5]	3,147,952 performance rights due to vest on October 1, 2024, 3,147,952 performance rights due to vest on October 1, 2025 and 447,952 performance rights due to vest on October 1, 2026 have not met the definition of grant date under AASB 2 (IFRS 2)- Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2024. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2024 and no option was granted during the year ended June 30, 2024.
[6]	2,700,000 performance rights due to vest on October 1, 2024 and 2,700,000 performance rights due to vest on October 1, 2025 have not met the definition of grant date under AASB 2(IFRS2) - Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the fiscal year 2023 and no option was granted during the year ended June 30, 2023.